Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2024
Property, Plant and Equipment
Schedule of property, plant and equipment
	Buildings and facilities	Machinery and equipment	Others (i)	Total
Net book amount at the June 30, 2022	60,328	1,896	1,772	63,996
Costs	107,126	33,565	7,586	148,277
Accumulated depreciation	(46,798)	(31,669)	(5,814)	(84,281)
Balances at June 30, 2022	60,328	1,896	1,772	63,996
Additions	1,820	858	268	2,946
Disposals	(12,565)	-	(7)	(12,572)
Currency translation adjustment	-	-	(11)	(11)
Transfers	(11,934)	93	-	(11,841)
Depreciation charges (ii)	(3,500)	(1,003)	(312)	(4,815)
Net book amount at the June 30, 2023	34,149	1,844	1,710	37,703
Costs	84,445	34,516	7,837	126,798
Accumulated depreciation	(50,296)	(32,672)	(6,127)	(89,095)
Balances at June 30, 2023	34,149	1,844	1,710	37,703
Additions	2,245	689	393	3,327
Disposals	-	(7)	(5)	(12)
Currency translation adjustment	-	-	(5)	(5)
Transfers	-	10	-	10
Depreciation charges (ii)	(3,300)	(819)	(346)	(4,465)
Net book amount at the June 30, 2024	33,094	1,717	1,747	36,558
Costs	86,690	35,208	8,220	130,118
Accumulated depreciation	(53,596)	(33,491)	(6,473)	(93,560)
Balances at June 30, 2024	33,094	1,717	1,747	36,558